Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Schedule of estimated useful lives of assets included in property, plant and equipment

Plant and buildings	10 to 24 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvements	Lesser of useful lives and term of lease

Schedule of fair value of equipment and leasehold improvement using the market approach by obtaining quoted prices for similar assets in the principal resale market

		Fair value measurements at December 31, 2012 using
Description	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)	Total Losses
Prepaid land lease payment	$1,226	—	$1,226	—	—
Plant, building and equipment	$1,786	—	$1,786	—	$2,171
Total nonrecurring	$3,012	—	$3,012	—	$2,171